Income taxes - Reconciliation of tax allowance (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Loss before income taxes	$ (30,930,647)	$ (31,638,244)	$ (20,640,935)
Statutory income tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (8,196,621)	$ (8,384,135)	$ (5,469,848)
Non-taxable income or non-deductible expenses	756,834	511,078	759,036
Tax rate differential and other	85,064	168,007	(192,855)
Unapplied non-capital losses	7,354,723	7,705,050	4,903,667
Total	0	0	$ 0
Investment tax credits received	$ 164,443	$ 93,076